General and Administrative Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of General And Administrative Expense [Abstract]
Professional, director and consulting fees	$ 4,304,748	$ 7,287,630	$ 2,301,067
Corporate communications and media	1,448,091	2,377,219	1,026,299
Wages and benefits	5,479,642	2,297,988	854,430
Office and general	2,482,988	1,477,764	522,485
Travel and accommodations	543,708	552,897	366,166
Total	$ 14,259,177	$ 13,993,498	$ 5,070,447